Consolidated Statements of Comprehensive Income - USD ($)	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Statement of Comprehensive Income [Abstract]
Net Income	$ 7,050,604	$ 7,794,487	$ 7,207,221
Other Comprehensive Income:
Reclassification Adjustment for Gains Included in Net Income, Net of Taxes of $333,167; $204,763 and $143,317 at December 31, 2020, 2019 and 2018, Respectively	(999,499)	(614,290)	(429,949)
Unrealized Holding Gains (Losses) on Securities Available For Sale, Net of Taxes of $3,075,693; $1,675,405 and $(1,001,537) at December 31, 2020, 2019 and 2018, Respectively	(9,494,218)	(5,133,884)	3,065,211
Amortization of Unrealized Gains on AFS Securities Transferred to HTM	(21,296)	(24,158)	(75,962)
Other Comprehensive Income (Loss)	8,473,423	4,495,436	(3,571,122)
Comprehensive Income	$ 15,524,027	$ 12,289,923	$ 3,636,099